Revenues - Summary of Geographical Information (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Revenues		$ 1,954	$ 1,785		$ 4,041	$ 3,685
Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,954	1,785	[2]	4,041	3,685	[2]
U.S. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,365	1,261	[2]	2,863	2,644	[2]
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	60	55	[2]	119	107	[2]
Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	105	81	[2]	200	158	[2]
Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1,530	1,397	[2]	3,182	2,909	[2]
U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	256	236	[2]	511	470	[2]
Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	94	84	[2]	195	168	[2]
EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	350	320	[2]	706	638	[2]
Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	74	68	[2]	153	138	[2]
Legal Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	772	704	[2]	1,528	1,392	[2]
Legal Professionals [member] | U.S. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	603	549	[2]	1,194	1,092	[2]
Legal Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	29	27	[2]	58	52	[2]
Legal Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	9	8	[2]	18	16	[2]
Legal Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	641	584	[2]	1,270	1,160	[2]
Legal Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	82	74	[2]	164	146	[2]
Legal Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	14	13	[2]	27	24	[2]
Legal Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	96	87	[2]	191	170	[2]
Legal Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	35	33	[2]	67	62	[2]
Corporates [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	537	480	[2]	1,145	1,028	[2]
Corporates [member] | U.S. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	390	362	[2]	837	780	[2]
Corporates [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	11	9	[2]	22	18	[2]
Corporates [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	32	23	[2]	61	46	[2]
Corporates [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	433	394	[2]	920	844	[2]
Corporates [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	43	38	[2]	88	76	[2]
Corporates [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	45	35	[2]	98	76	[2]
Corporates [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	88	73	[2]	186	152	[2]
Corporates [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	16	13	[2]	39	32	[2]
Tax, Audit & Accounting Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	311	274	[2]	721	632	[2]
Tax, Audit & Accounting Professionals [member] | U.S. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	227	204	[2]	558	499	[2]
Tax, Audit & Accounting Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	11	10	[2]	22	20	[2]
Tax, Audit & Accounting Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	58	44	[2]	111	85	[2]
Tax, Audit & Accounting Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	296	258	[2]	691	604	[2]
Tax, Audit & Accounting Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	8	9	[2]	15	15	[2]
Tax, Audit & Accounting Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	2	1	[2]	4	3	[2]
Tax, Audit & Accounting Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	10	10	[2]	19	18	[2]
Tax, Audit & Accounting Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	5	6	[2]	11	10	[2]
Reuters [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	229	218	[2]	441	414	[2]
Reuters [member] | U.S. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	64	61	[2]	116	102	[2]
Reuters [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	2	1	[2]	3	2	[2]
Reuters [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	3	3	[2]	5	5	[2]
Reuters [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	69	65	[2]	124	109	[2]
Reuters [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	115	107	[2]	228	217	[2]
Reuters [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	32	34	[2]	63	63	[2]
Reuters [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	147	141	[2]	291	280	[2]
Reuters [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	13	12	[2]	26	25	[2]
Global Print [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	111	114	[2]	223	230	[2]
Global Print [member] | U.S. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	87	90	[2]	175	182	[2]
Global Print [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	7	8	[2]	14	15	[2]
Global Print [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	3	3	[2]	5	6	[2]
Global Print [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	97	101	[2]	194	203	[2]
Global Print [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	8	8	[2]	16	16	[2]
Global Print [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	1	1	[2]	3	2	[2]
Global Print [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	9	9	[2]	19	18	[2]
Global Print [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	5	4	[2]	10	9	[2]
Eliminations/ Rounding [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	(6)	(5)	[2]	(17)	(11)	[2]
Eliminations/ Rounding [member] | U.S. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	(6)	(5)	[2]	(17)	(11)	[2]
Eliminations/ Rounding [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	[1]	$ (6)	$ (5)	[2]	$ (17)	$ (11)	[2]

[1]	Revenues by geography are based on the location of the customer. Revenues from the Reuters agreement with the Data & Analytics business of London Stock Exchange Group (“LSEG”), the Company’s largest customer, are included entirely in the U.K. Canada represents the Company's country of domicile. Americas represents North America, Latin America and South America and EMEA represents Europe, Middle East and Africa.
[2]	The Company revised its Legal Professionals, Corporates and Tax, Audit & Accounting Professionals segment results for the three and six months ended June 30, 2025. See note 1.